Summary of Significant Accounting Policies (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years	7 years
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	8 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years